Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 98.79%
Affiliated master portfolios: 41.47%
Allspring Disciplined International Developed Markets Portfolio		$147,274,029
Allspring Disciplined Large Cap Portfolio		49,679,230
Allspring Small Company Value Portfolio		9,828,487
		206,781,746
Exchange-traded funds: 39.53%
iShares Core MSCI EAFE ETF	841,995	61,953,992
iShares Core MSCI Emerging Markets ETF	418,519	22,177,322
iShares Core S&P 500 ETF	170,626	103,170,717
iShares Russell 1000 Growth ETF	24,010	9,827,533
		197,129,564
Stock funds: 17.79%
Allspring Disciplined Small Cap Fund Class R6♠	1,087,323	14,765,850
Allspring Emerging Growth Fund Class R6♠†	773,778	9,896,622
Allspring Emerging Markets Equity Fund Class R6♠	559,370	14,795,342
Allspring Large Cap Growth Fund Class R6♠†	319,139	14,702,717
Allspring Premier Large Company Growth Fund Class R6♠†	1,081,219	14,682,950
Allspring Special Large Cap Value Fund Class R6♠	1,472,518	19,849,540
		88,693,021
Total investment companies (Cost $346,079,134)		492,604,331

		Yield
Short-term investments: 0.06%
Investment companies: 0.06%
Allspring Government Money Market Fund Select Class♠∞		4.32%	300,000	300,000
Total short-term investments (Cost $300,000)				300,000
Total investments in securities (Cost $346,379,134)	98.85%			492,904,331
Other assets and liabilities, net	1.15			5,751,747
Total net assets	100.00%			$498,656,078

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
Spectrum Aggressive Growth Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined Small Cap Fund Class R6	$14,119,647	$2,043,202	$(2,817,298)	$261,835	$1,158,464	$14,765,850
Allspring Emerging Growth Fund Class R6†	0	10,353,222	(1,214,962)	92,760	665,602	9,896,622
Allspring Emerging Markets Equity Fund Class R6	14,275,274	1,438,082	(1,624,894)	(44,194)	751,074	14,795,342
Allspring Large Cap Growth Fund Class R6†	0	14,314,216	(2,117,155)	82,956	2,422,700	14,702,717
Allspring Premier Large Company Growth Fund Class R6†	14,063,740	2,818,177	(3,894,580)	96,924	1,598,689	14,682,950
Allspring Special Large Cap Value Fund Class R6	18,880,855	2,612,581	(2,766,508)	123,002	999,610	19,849,540
Short-term investments
Allspring Government Money Market Fund Select Class	300,000	17,311,044	(17,311,044)	0	0	300,000
Affiliated securities no longer held at end of period
Allspring Discovery Large Cap Growth Fund Class R6†	14,107,281	2,571,638	(12,330,916)	48,995	(4,396,998)	0
				$662,278	$3,199,141	$88,993,021

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Disciplined Small Cap Fund Class R6	1,087,323	$68,516	$517,815
Allspring Emerging Growth Fund Class R6†	773,778	0	593,324
Allspring Emerging Markets Equity Fund Class R6	559,370	202,299	0
Allspring Large Cap Growth Fund Class R6†	319,139	0	1,828,484
Allspring Premier Large Company Growth Fund Class R6†	1,081,219	0	2,139,462
Allspring Special Large Cap Value Fund Class R6	1,472,518	229,979	1,496,850
Short-term investments
Allspring Government Money Market Fund Select Class	300,000	4,429	0
Affiliated securities no longer held at end of period
Allspring Discovery Large Cap Growth Fund Class R6†	0	0	2,495,772
		$505,223	$9,071,707

†	Non-income-earning security
See accompanying notes to portfolio of investments
2 | Spectrum Aggressive Growth Fund

Portfolio of investments—January 31, 2025 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Disciplined International Developed Markets Portfolio	16.01%	17.56%	$448,868	$22,523,442	$895,654	$3,640	$44,286	$147,274,029
Allspring Disciplined Large Cap Portfolio	41.14	44.40	8,390,498	2,870,381	1,507,351	6,396	90,837	49,679,230
Allspring Emerging Growth Portfolio*	3.35	0.00	1,154,384	(1,783,079)	2,305	0	2,146	0
Allspring Small Company Value Portfolio	1.31	1.38	817,596	776,554	140,033	33	3,486	9,828,487
			$10,811,346	$24,387,298	$2,545,343	$10,069	$140,755	$206,781,746

*	Liquidated on September 13, 2024
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Euro BUND Index	335	3-6-2025	$47,601,685	$46,054,559	$0	$(1,547,126)
Volatility Index	107	3-18-2025	2,009,318	1,924,502	0	(84,816)
Ultra 10-Year U.S. Treasury Notes	513	3-20-2025	57,777,731	57,135,375	0	(642,356)
E-Mini S&P 500 Index	33	3-21-2025	10,117,630	10,010,962	0	(106,668)
Euro STOXX 600 Index	722	3-21-2025	19,519,435	20,223,083	703,648	0
U.S. Real Estate Futures	260	3-21-2025	9,808,948	9,477,000	0	(331,948)
Long Gilt Futures	424	3-27-2025	49,774,831	48,770,801	0	(1,004,030)
Short
30-Year Euro BUXL Futures	(129)	3-6-2025	(18,929,875)	(17,252,673)	1,677,202	0
S&P ASX Share Price Index 200	(152)	3-20-2025	(19,615,189)	(20,097,445)	0	(482,256)
Ultra Long Term U.S. Treasury Bond	(253)	3-20-2025	(29,295,662)	(29,972,594)	0	(676,932)
Euro STOXX 50 Index	(368)	3-21-2025	(19,154,285)	(20,199,098)	0	(1,044,813)
					$2,380,850	$(5,920,945)
See accompanying notes to portfolio of investments
Spectrum Aggressive Growth Fund | 3

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Spectrum Aggressive Growth Fund

Notes to portfolio of investments—January 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$285,822,585	$0	$0	$285,822,585
Short-term investments
Investment companies	300,000	0	0	300,000
Investments measured at net asset value*				206,781,746
	286,122,585	0	0	492,904,331
Futures contracts	2,380,850	0	0	2,380,850
Total assets	$288,503,435	$0	$0	$495,285,181
Liabilities
Futures contracts	$5,920,945	$0	$0	$5,920,945
Total liabilities	$5,920,945	$0	$0	$5,920,945

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $206,781,746 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
As of January 31, 2025, $6,152,847 was segregated as cash collateral for these open futures contracts.
At January 31, 2025, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio*	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
* Liquidated on September 13, 2024
Spectrum Aggressive Growth Fund | 5